Statement Of Stockholders' Equity (USD $)	Preferred Stock Series "A" [Member]	Preferred Stock Series "B" [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Jan. 03, 2002			$ 21,888	$ 78,112		$ 100,000
Issuance of common stock, net			7,296	117,704		125,000
Issuance of stock options for services				75,833		75,833
Net loss					(255,945)	(255,945)
Balance at Dec. 31, 2002			29,184	271,649	(255,945)	44,888
Issuance of preferred stock, net	700			669,757		670,457
Issuance of stock options for services				75,833		75,833
Net loss					(428,615)	(428,615)
Balance at Dec. 31, 2003	700		29,184	1,017,239	(684,560)	362,563
Issuance of stock options for services				294,833		294,833
Net loss					(539,820)	(539,820)
Balance at Dec. 31, 2004	700		29,184	1,312,072	(1,224,380)	117,576
Issuance of common stock, net			39,545	1,006,971		1,046,516
Issuance of common stock and stock options for services			146	1,087,604		1,087,750
Net loss					(1,805,380)	(1,805,380)
Balance at Dec. 31, 2005	700		68,875	3,406,647	(3,029,760)	446,462
Change in par value	(630)		(61,988)	62,618
Issuance of preferred stock Series "B", net		8		3,225,132		3,225,140
Issuance of common stock (IPO), net			3,350	17,634,670		17,638,020
Conversion of preferred stock Series "A" into common stock, upon closing of IPO	(70)		1,022	(952)
Conversion of preferred stock Series "B" into common stock, upon closing of IPO		(8)	1,116	(1,108)
Issuance of common stock and stock options for services			142	1,266,323		1,266,465
Net loss					(2,729,454)	(2,729,454)
Balance at Dec. 31, 2006			12,517	25,593,330	(5,759,214)	19,846,633
Issuance of common stock and stock options for services			11	579,676		579,687
Amortization of restricted stock for services				35,930		35,930
Net loss					(4,139,493)	(4,139,493)
Balance at Dec. 31, 2007			12,528	26,208,936	(9,898,707)	16,322,757
Issuance of common stock, net			1,488	4,086,412		4,087,900
Issuance of stock options for services				583,836		583,836
Issuance of restricted stock units for services, net			44	130,275		130,319
Net loss					(10,564,597)	(10,564,597)
Balance at Dec. 31, 2008			14,060	31,009,459	(20,463,304)	10,560,215
Issuance of common stock, net			3,973	3,694,162		3,698,135
Issuance of stock options for services				581,286		581,286
Issuance of restricted stock units for services, net			5	20,147		20,152
Net loss					(7,241,928)	(7,241,928)
Balance at Dec. 31, 2009			18,038	35,305,054	(27,705,232)	7,617,860
Issuance of common stock, net			1,352	1,454,801		1,456,153
Issuance of stock options for services				450,089		450,089
Issuance of restricted stock units for services, net			5	(5)
Net loss					(4,006,323)	(4,006,323)
Balance at Dec. 31, 2010			19,395	37,209,939	(31,711,555)	5,517,779
Issuance of stock options for services				416,735		416,735
Issuance of common stock and warrants, net			5,306	4,211,940		4,217,246
Net loss					(6,391,062)	(6,391,062)
Balance at Dec. 31, 2011			$ 24,701	$ 41,838,614	$ (38,102,617)	$ 3,760,698